FAIR VALUE MEASUREMENTS - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Aug. 31, 2018	Jun. 30, 2018
Fair Value Input Liabilities Quantitative Information [Line Items]
Goodwill	$ 37,054		$ 48,359
Asset Impairment Charges	$ 11,623
Business Acquisition, Percentage of Voting Interests Acquired	0.00%
Fair Value, Measurements, Recurring [Member]
Fair Value Input Liabilities Quantitative Information [Line Items]
Assets, Fair Value Disclosure	$ 0		0
Hollysys Intelligent [Member]
Fair Value Input Liabilities Quantitative Information [Line Items]
Ownership percentage by parent		100.00%
Bond [Member]
Fair Value Input Liabilities Quantitative Information [Line Items]
Convertible Debt	19,995		19,866
Convertible Debt, Fair Value Disclosures	19,502		$ 17,119
Concord Group [Member]
Fair Value Input Liabilities Quantitative Information [Line Items]
Goodwill	$ 0
Hollysys Industrial Software [Member]
Fair Value Input Liabilities Quantitative Information [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
Hollysys Industrial Software [Member] | Patents And Copyrights [Member]
Fair Value Input Liabilities Quantitative Information [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	$ 2,071